DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
The following amounts were outstanding at December 31, 2017 and 2016:

(In millions)	2017	2016
ITC Holdings 6.23% Senior Notes, Series B, due September 20, 2017 (a)	$—	$50
ITC Holdings 6.375% Senior Notes, due September 30, 2036	200	200
ITC Holdings 6.05% Senior Notes, due January 31, 2018 (b)	—	385
ITC Holdings 5.50% Senior Notes, due January 15, 2020	200	200
ITC Holdings 4.05% Senior Notes, due July 1, 2023	250	250
ITC Holdings 3.65% Senior Notes, due June 15, 2024	400	400
ITC Holdings 5.30% Senior Notes, due July 1, 2043	300	300
ITC Holdings 3.25% Notes, due June 30, 2026	400	400
ITC Holdings 2.70% Senior Notes, due November 15, 2022	500	—
ITC Holdings 3.35% Senior Notes, due November 15, 2027	500	—
ITC Holdings Revolving Credit Agreement, due October 21, 2022 (c)	—	73
ITC Holdings Commercial Paper Program (a)	—	145
ITCTransmission 6.125% First Mortgage Bonds, Series C, due March 31, 2036	100	100
ITCTransmission 5.75% First Mortgage Bonds, Series D, due April 1, 2018 (a)	100	100
ITCTransmission 4.625% First Mortgage Bonds, Series E, due August 15, 2043	285	285
ITCTransmission 4.27% First Mortgage Bonds, Series F, due June 10, 2044	100	100
ITCTransmission Term Loan Credit Agreement, due March 23, 2019	50	—
ITCTransmission Revolving Credit Agreement, due October 21, 2022 (c)	36	44
METC 5.64% Senior Secured Notes, due May 6, 2040	50	50
METC 3.98% Senior Secured Notes, due October 26, 2042	75	75
METC 4.19% Senior Secured Notes, due December 15, 2044	150	150
METC 3.90% Senior Secured Notes, due April 26, 2046	200	200
METC Revolving Credit Agreement, due October 21, 2022 (c)	48	31
ITC Midwest 6.15% First Mortgage Bonds, Series A, due January 31, 2038	175	175
ITC Midwest 7.12% First Mortgage Bonds, Series B, due December 22, 2017 (a)	—	40
ITC Midwest 7.27% First Mortgage Bonds, Series C, due December 22, 2020	35	35
ITC Midwest 4.60% First Mortgage Bonds, Series D, due December 17, 2024	75	75
ITC Midwest 3.50% First Mortgage Bonds, Series E, due January 19, 2027	100	100
ITC Midwest 4.09% First Mortgage Bonds, Series F, due April 30, 2043	100	100
ITC Midwest 3.83% First Mortgage Bonds, Series G, due April 7, 2055	225	225
ITC Midwest 4.16% First Mortgage Bonds, Series H, due April 18, 2047	200	—
ITC Midwest Revolving Credit Agreement, due October 21, 2022 (c)	88	127
ITC Great Plains 4.16% First Mortgage Bonds, Series A, due November 26, 2044	150	150
ITC Great Plains Revolving Credit Agreement, due October 21, 2022 (c)	49	59
Total principal	5,141	4,624
Unamortized deferred financing fees and discount	(40)	(34)
Total debt	$5,101	$4,590
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(a)
As of December 31, 2017 and 2016, there was $100 million and $235 million, respectively, of debt included within debt maturing within one year that is classified as a current liability in the consolidated statements of financial position.

(b)
On December 14, 2017, we redeemed the full $385 million balance of ITC Holdings Senior Notes due January 31, 2018. We recorded a $2 million loss on extinguishment of the debt at the time of the redemption, which is included in Interest expense - net in the consolidated statements of operations.

(c)
On October 23, 2017, ITC Holdings, ITCTransmission, METC, ITC Midwest and ITC Great Plains entered into new, unsecured, unguaranteed revolving credit agreements, which replaced the previous revolving credit and extended the maturity date of the revolving credit agreements from March 2019 to October 2022.

Schedule of Maturities of Debt	The annual maturities of debt as of December 31, 2017 are as follows:

(In millions)
2018	$100
2019	50
2020	235
2021	—
2022	721
2023 and thereafter	4,035
Total	$5,141

Schedule of Interest Rate Derivatives
A summary of the terminated interest rate swaps is provided below:

Interest Rate Swaps (In millions, except percentages)	Amount	Weighted Average Fixed Rate of Interest Rate Swaps	Comparable Reference Rate of Notes	Gain on Derivatives	Settlement Date
5-year interest rate swaps	$375	1.85%	2.06%	$4	November 2017
10-year interest rate swaps	375	2.22%	2.31%	3	November 2017
Total	$750			$7

Schedule of Revolving Credit Agreements
At March 31, 2018, ITC Holdings and certain of its Regulated Operating Subsidiaries had the following unsecured revolving credit facilities available:

(in millions)	Total Available Capacity	Outstanding Balance (a)	Unused Capacity		Weighted Average Interest Rate on Outstanding Balance		Commitment Fee Rate (b)
ITC Holdings	$400	$—	$400	(c)	—%	(d)	0.175%
ITCTransmission	100	—	100		—%	(e)	0.10%
METC	100	52	48		2.8%	(e)	0.10%
ITC Midwest	225	111	114		2.8%	(e)	0.10%
ITC Great Plains	75	46	29		2.8%	(e)	0.10%
Total	$900	$209	$691
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(a)	Included within long-term debt.

(b)	Calculation based on the average daily unused commitments, subject to adjustment based on the borrower’s credit rating.

(c)	ITC Holdings’ revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary.

(d)
Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings’ credit rating.

(e)
Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower’s credit rating.

At December 31, 2017, ITC Holdings and certain of its Regulated Operating Subsidiaries had the following unsecured revolving credit facilities available:

(In millions, except percentages)	Total Available Capacity	Outstanding Balance (a)	Unused Capacity		Weighted Average Interest Rate on Outstanding Balance		Commitment Fee Rate (b)
ITC Holdings	$400	$—	$400	(c)	—%	(d)	0.175%
ITCTransmission	100	36	64		2.5%	(e)	0.10%
METC	100	48	52		2.5%	(e)	0.10%
ITC Midwest	225	88	137		2.5%	(e)	0.10%
ITC Great Plains	75	49	26		2.5%	(e)	0.10%
Total	$900	$221	$679
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(a)	Included within long-term debt.

(b)	Calculation based on the average daily unused commitments, subject to adjustment based on the borrower’s credit rating.

(c)
ITC Holdings’ revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary. At December 31, 2017 ITC Holdings did not have any commercial paper issued or outstanding.

(d)
Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings’ credit rating.

(e)
Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower’s credit rating.